Acquisitions and Divestitures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary Of Pro Forma Information

	Total Operating Revenues	Income (Loss)
	(in thousands)
Pro forma results of operations for the nine months ended September 30, 2017	$230,819	$(16,188)
Pro forma results of operations for the nine months ended September 30, 2016	$146,664	$(119,455)

The Contributed Wells came online during 2016, therefore, no unaudited pro forma combined results are shown for the beginning of the comparable prior year.

	Total operating revenues and other	Net loss
	(in thousands) (unaudited)
Pro forma results for the combined entity for the year ended December 31, 2016	$199,982	$(157,230)

B&B Acquisition [Member]
Summary Of Consideration Paid And The Preliminary Allocation Of Purchase Prices

A summary of the consideration paid and the allocation of the total purchase price to the assets acquired and the liabilities assumed in the B&B Acquisition based on the preliminary fair value at the acquisition date is as follows:

(in thousands)
Summary of Consideration
Cash	$3,469

Total consideration paid	3,469

Summary of Purchase Price Allocation
Plus: fair value of liabilities assumed
Asset retirement obligations assumed	370

Total fair value liabilities assumed	370

Less: fair value of assets acquired
Proved oil and natural gas properties	9,106

Total fair value assets acquired	9,106

Bargain purchase gain	$(5,267)

Setanta [Member]
Summary Of Consideration Paid And The Preliminary Allocation Of Purchase Prices

A summary of the consideration paid and the allocation of the total purchase price to the assets acquired and the liabilities assumed in the Setanta Acquisition based on the preliminary fair value at the acquisition date is as follows:

(in thousands)
Summary of Consideration
Cash	$890

Total consideration paid	890

Summary of Purchase Price Allocation
Plus: fair value of liabilities assumed
Asset retirement obligations assumed	89

Total fair value liabilities assumed	89

Less: fair value of assets acquired
Proved oil and natural gas properties	2,605
Unproved oil and natural gas properties	—

Total fair value assets acquired	2,605

Bargain Purchase Gain	$(1,626)

Contributed Wells [Member]
Summary Of Pro Forma Information

We accounted for the Contributed Wells as a business combination in the prior year and the results of operations from the acquisition is reflected in the consolidated statement of operations for the three and nine months ended September 30, 2016 as presented below as if it had occurred on January 1, 2016.

	Total Operating Revenues	Income (Loss)
	(in thousands)
Pro forma results of operations for the three months ended September 30, 2016	$64,370	$(19,143)
Pro forma results of operations for the nine months ended September 30, 2016	$157,898	$(112,822)